Commitments And Contingencies (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2008	Jan. 31, 2007	Dec. 31, 2012 mi item	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Percentage of gross sales of restaurants			5.00%
Period of time of franchise agreement			3 years
Aggregate amount that Company must reinvest			$ 60,000,000
Minimum number of new restaurants			250
Aggregate drawing amount of letters of credit			80,000,000
Provision of contingencies, before judicial deposits			27,818,000	71,888,000
Judicial deposits			7,219,000 [1]	6,852,000	[1]
Provision for contingencies			20,599,000	65,036,000
Provision for contingencies, current			507,000
Provision for contingencies, noncurrent			20,092,000
Damage sought	66,700,000	11,000,000
Judicial deposits- Number of miles radius of franchise restaurant			3
Amount of provision for contingencies covered by indemnification agreement			$ 5,707,000

[1]	Judicial deposits. It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil. During fiscal years 2012, 2011 and 2010, there were a net increase (decrease) amounting to $367, $(20,521) and $8,643, respectively; including foreign currency translation for $(671), $(3,911) and $1,331, respectively.